Stockholders? Equity - Dividend Rights (Details) - Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($) Vote / shares	Dec. 31, 2018 USD ($) Vote / shares
Dividends Rights
No dividends declared | $	$ 0	$ 0
Voting Rights
Common stock, vote per share | Vote / shares	1	1